Sales and advertising expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Sales and advertising expense	$ 4,423	$ 5,472	$ 8,165	$ 10,811
Sales and marketing expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	1,359	1,830	2,887	3,760
Advertising campaigns	2,659	3,217	4,473	6,211
Selling expenses	405	425	805	840
Sales and advertising expense	$ 4,423	$ 5,472	$ 8,165	$ 10,811
Percentual decrease in expenses (as a percent)			24.50%